FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of fair value measurements of our investments by major class according to the fair value hierarchy

The following table presents the fair value measurements of our portfolio investments by major class, as of December 31, 2021, according to the fair value hierarchy:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$11,650,000	$11,650,000
Preferred Stock	—	—	1,200,000	1,200,000
Common Stock	436,175	—	—	436,175
Other Equity	—	—	812,500	812,500
Total	$436,175	$—	$13,662,500	$14,098,675

The following table presents the fair value measurements of our portfolio investments by major class, as of December 31, 2020, according to the fair value hierarchy:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$2,789,000	$2,789,000
Preferred Stock	—	—	300,000	300,000
Common Stock	3,300,000	—	—	3,300,000
Other Equity	—	—	278,897	278,897
Total	$3,300,000	$—	$3,367,897	$6,667,897

Schedule of reconciliation of the beginning and ending fair value balances for our Level 3 investment assets

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2021:

	For the year ended December 31, 2021
	ST
	Non-banking	Preferred	Common
	Loans	Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2021	$2,789,000	$300,000	$—	$—	$278,897
Net change in unrealized appreciation	—	—	—	—	—
Purchases and other adjustments to cost	24,765,333	900,000	—	—	812,500
Sales and redemptions	(15,904,333)	—	—	—	(278,897)
Net realized loss	—	—	—	—	—
Balance as of December 31, 2021	$11,650,000	$1,200,000	$—	$—	$812,500

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2020:

	For the year ended December 31, 2020
	ST Non-banking	Preferred	Common
	Loans	Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2020	$—	$300,000	$—	$—	$534,200
Net change in unrealized appreciation	—	—	—	—	486,018
Purchases and other adjustments to cost	7,543,000	—	—	—	—
Sales and redemptions	(4,754,000)	—	—	—	(91,313)
Net realized loss	—	—	—	—	(650,008)
Balance as of December 31, 2020	$2,789,000	$300,000	$—	$—	$278,897

Schedule of Level 3 investments held and the unobservable inputs used to determine their valuation

The following table lists our Level 3 investments held as of December 31, 2021 and the unobservable inputs used to determine their valuation:

Security Type	12/31/21 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$11,650,000	discounted cash flow	determining private company interest rate based on credit	12-44%
Other Equity	812,500	last secured funding known by company	economic changes since last funding
Preferred Stock	1,200,000	last funding secured by company	economic changes since last funding
	$13,662,500

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2020:

Security Type	12/31/20 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$2,789,000	discounted cash flow	determining private company interest rate based on credit	14-44%
Other Equity	278,897	last secured funding known by company	economic changes since purchase
Preferred Stock	300,000	last funding secured by company	economic changes since last funding
	$3,367,897